                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MPM BioEquities Adviser, LLC
Address:  601 Gateway Boulevard, Suite 350
          South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert W. Liptak
Title:  Chief Financial Officer
Phone:  617-425-9216

Signature, Place and Date of Signing:

/s/ Robert W. Liptak      South San Francisco, CA              05/12/04
--------------------      -----------------------         ------------------
     [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                       Name

28-________________                        ____________________________________

                                                        Form 13F Information Table
                                                                                                                  VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE    SHARES                  INVSTMT    OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP      x($1000)  PRN AMT SH/PRN PUT/CALL DISCRETN  MANAGERS   SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK           COMMON STOCK     00339B107    2749    206400  SH                SOLE               206400     0    0
ALKERMES INC CONV             CONVRT BONDS     01642TAD0    6750   5000000  PRN               SOLE              5000000     0    0
ALEXION PHARMACEUTICALS INC   COMMON STOCK     015351109    2781    117000  SH                SOLE               117000     0    0
ALLOS THERAPEUTICS INC        COMMON STOCK     019777994    2400    500000  SH                SOLE               500000     0    0
AMGEN INC USD COM             COMMON STOCK     031162100    8434    145046  SH                SOLE               145046     0    0
AMYLIN PHARMACEUTICALS INC    COMMON STOCK     032346108    3366    142100  SH                SOLE               142100     0    0
ANGIOTECH PHARMACEUTICALS INC COMMON STOCK     034918102    4308    176400  SH                SOLE               176400     0    0
ARIAD PHARMACEUTICALS INC     COMMON STOCK     04033A100    3499    366436  SH                SOLE               366436     0    0
ARRAY BIOPHARMA               COMMON STOCK     04269X105    2675    297200  SH                SOLE               297200     0    0
AVANT IMMUNOTHERAPEUTICS      COMMON STOCK     053491106    1827    700000  SH                SOLE               700000     0    0
BIOGEN IDEC INC               COMMON STOCK     09062X103    5563    100050  SH                SOLE               100050     0    0
CELGENE CORPORATION           COMMON STOCK     151020104    3626     76100  SH                SOLE                76100     0    0
CHIRON CORP                   COMMON STOCK     170040109    6905    156900  SH                SOLE               156900     0    0
CONNECTICS                    COMMON STOCK     208192104    4994    226800  SH                SOLE               226800     0    0
CORIXA CORP COM               COMMON STOCK     21887F100    2663    416100  SH                SOLE               416100     0    0
CUBIST PHARMACEUTICALS INC    COMMON STOCK     229678107    1906    207400  SH                SOLE               207400     0    0
CYTOGEN CORP                  COMMON STOCK     232824300     755     61000  SH                SOLE                61000     0    0
DISCOVERY LABS INC            COMMON STOCK     254668106    2424    200000  SH                SOLE               200000     0    0
EXACT SCIENCES                COMMON STOCK     30063P105    4432    565300  SH                SOLE               565300     0    0
EXELISIS INC COM              COMMON STOCK     30161Q104    2428    285000  SH                SOLE               285000     0    0
EYETECH PHARMACEUTICALS       COMMON STOCK     302297106    1494     45000  SH                SOLE                45000     0    0
EYETECH PHARMACEUTICALS       COMMON STOCK     30229Q997    8300    250000  SH                SOLE               250000     0    0
EYETECH PHARMACEUTICALS       COMMON STOCK     302297999    8788    264706  SH                SOLE               264706     0    0
GENOME THERAPEUTICS CORP      COMMON STOCK     372430108    2670    475000  SH                SOLE               475000     0    0
HUMAN GENOME SCIENCES INC     COMMON STOCK     444903108    3383    270000  SH                SOLE               270000     0    0
ILEX ONCOLOGY INC             COMMON STOCK     451923106    2335     97600  SH                SOLE                97600     0    0
INTRABIOTICS PHARMACEUTICALS  COMMON STOCK     46116T993    3864    230000  SH                SOLE               230000     0    0
KERYX BIOPHARMACEUTICALS      COMMON STOCK     492515952    2675    175088  SH                SOLE               175088     0    0
KERYX BIOPHARMACEUTICALS      COMMON STOCK     492515101      15      1000  SH                SOLE                 1000     0    0
LA JOLLA PHARMACEUTICALS CO   COMMON STOCK     503459109    1389    503253  SH                SOLE               503253     0    0
LEXICON GENETIC               COMMON STOCK     528872104    2316    369300  SH                SOLE               369300     0    0
LIGAND PHARMACEUTICALS INC    COMMON STOCK     53220K207    5395    268400  SH                SOLE               268400     0    0
MEDAREX INC                   COMMON STOCK     583916101    1774    197800  SH                SOLE               197800     0    0
MEDIMMUNE INC COM             COMMON STOCK     584699102    4571    198050  SH                SOLE               198050     0    0
NEKTAR THERAPEUTICS           COMMON STOCK     640268108    3908    181600  SH                SOLE               181600     0    0
NEOSE TECHNOLOGIES INC        COMMON STOCK     640522108    4520    480800  SH                SOLE               480800     0    0
NUVELO INC                    COMMON STOCK     67072M301    2508    200000  SH                SOLE               200000     0    0
ORCHID BIOSCIENCES INC        COMMON STOCK     68571P985    4646    484000  SH                SOLE               484000     0    0
PENWEST PHARMACEUTICALS       COMMON STOCK     709754105    2310    158100  SH                SOLE               158100     0    0
RIGEL PHARMACEUTICALS INC     COMMON STOCK     766559603     199      9000  SH                SOLE                 9000     0    0
RIGEL PHARMACEUTICALS INC     COMMON STOCK     766559991    3842    173611  SH                SOLE               173611     0    0
SALIX PHARMACEUTICALS         COMMON STOCK     795435106    2142     73800  SH                SOLE                73800     0    0
SEPRACOR INC                  COMMON STOCK     817315104    4199     87300  SH                SOLE                87300     0    0
SONUS PHARMACEUTICALS         COMMON STOCK     835692997    3933    569999  SH                SOLE               569999     0    0
SUPERGEN UNC COM              COMMON STOCK     868059106    1623    126800  SH                SOLE               126800     0    0
SUPERGEN UNC COM              OPTION-CALLS     8680590DB    3200    250000  SH      CALL      SOLE               250000     0    0
TERCICA INC                   COMMON STOCK     88078L105    2862    280000  SH                SOLE               280000     0    0
TERCICA INC                   COMMON STOCK     9Q999Q208    2299    300000  SH                SOLE               300000     0    0
TRANSKARYOTIC THERAPIES INC   COMMON STOCK     893735100    2246    130600  SH                SOLE               130600     0    0
TULARIK INC                   COMMON STOCK     899165104    1159     47200  SH                SOLE                47200     0    0
XOMA LTD                      COMMON STOCK     G9825R107    2878    560000  SH                SOLE               560000     0    0

S REPORT SUMMARY              51 Data Records             171928            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED